BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Organization and Basis of Presentation

Organization and Basis of Presentation

Aspira Women’s Health Inc. (“Aspira,” and together with its wholly-owned subsidiaries, the “Company”) is incorporated in the state of Delaware, and is engaged in the business of developing and commercializing diagnostic tests for gynecologic disease. The Company currently markets and sells the following products and related services: (1) the Ova1Plus workflow, which uses Ova1, a qualitative serum test intended as an aid to further assess the likelihood of malignancy in women with an ovarian adnexal mass for which surgery is planned when the physician’s independent clinical and radiological evaluation does not indicate malignancy, as the primary test and Overa, a second-generation biomarker test intended to maintain Ova1’s high sensitivity while improving specificity, as a reflex for Ova1 intermediate range results, leveraging the strengths of Ova1’s MIA sensitivity and Overa’s (MIA2G) specificity to reduce incorrectly elevated results; and (2) OvaWatch, an LDT intended to assist in the initial clinical assessment of malignancy risk in all women thought to have an indeterminate or benign adnexal mass. Overa is currently not offered except as a reflex test performed as part of the Ova1Plus workflow. Collectively, these tests are referred to and marketed as OvaSuite. The Company’s products are distributed through its own national sales force, through its proprietary decentralized testing platform and cloud service marketed as Aspira Synergy, and through marketing and distribution agreements with BioReference Health, LLC and ARUP Laboratories.

Operating segments are defined as components of a business about which separate discrete information is available and used for evaluation by the chief operating decision maker (the “CODM”) in deciding how to allocate resources and assess performance. The company’s chief executive officer alone is the Company’s CODM. Refer to Note 12 - Segment Reporting for more information.

Going Concern

Going Concern

The Company has incurred significant net losses and negative cash flows from operations since inception, and as a result has an accumulated deficit of approximately $531,397,000 and working capital deficit of $1,285,000 as of December 31, 2024. For the year ended December 31, 2024, the Company incurred a net loss of $13,094,000 and used cash in operations of $12,113,000. The Company also expects to incur a net loss and negative cash flows from operations for 2025. In order to continue its operations as currently planned through 2025 and beyond, the Company will need to raise additional capital. The Company expects to take further action to protect its liquidity position. Such actions may include, but are not limited to:

●	Raising capital through an equity offering either in the public markets or via a private placement offering (to the extent that the Company raises additional funds by issuing equity securities, the Company’s stockholders may experience significant dilution. However, no assurance can be given that capital will be available on acceptable terms, or at all);
●	Securing debt, however, no assurance can be given that debt will be available on acceptable terms or at all;
●	Reducing executive bonuses or replacing cash compensation with equity grants;
●	Reducing professional services and consulting fees and eliminating non-critical projects;
●	Reducing travel and entertainment expenses; and
●	Reducing, eliminating or deferring discretionary marketing programs.

The Company also has outstanding warrants to purchase shares of its common stock that may be exercised; although there can be no assurance that the warrants will be exercised.

There can be no assurance that the Company will achieve or sustain profitability or positive cash flow from operations. Management expects cash from product sales and licensing to be the Company’s only material, recurring source of cash in 2025. Given the above conditions, there is substantial doubt about the Company’s ability to continue as a going concern within one year after the date these financial statements are filed. The consolidated financial statements have been prepared on a going concern basis and do not include any adjustments that might result from these uncertainties.

On July 1, 2024, the Company received a deficiency letter from the Listing Qualifications Department of the Nasdaq Stock Market (“Nasdaq”) notifying the Company that, for the 30 consecutive business days prior to the date of the deficiency letter, the Company’s Market Value of Listed Securities was below the minimum of $35 million requirement for continued inclusion on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(b)(2) (the “MVLS Requirement”). In accordance with Nasdaq Listing Rule 5810(c)(3)(C), Nasdaq provided the Company with 180 calendar days, or until December 30, 2024, to regain compliance with the MVLS Requirement. On December 31, 2024, the Company received written notice from the Staff of Nasdaq notifying it that the Company failed to regain compliance with the MVLS Requirement by the Compliance Date. As such, the Company requested an appeal of Nasdaq’s determination to delist the Company’s common stock from The Nasdaq Capital Market and paid Nasdaq a hearing fee of $20,000. The hearing was held on February 18, 2025.

The Company presented an appeal of Nasdaq’s determination to delist its common stock. As a result of the hearing, on March 6, 2025, the Company received written notice from Nasdaq that it would grant the Company’s request for continued listing on the Nasdaq Capital Market subject to certain conditions. Although the Company has been granted the conditional exception to remain listed on the Nasdaq Capital Market, no assurance can be provided that it will successfully meet the conditions of the exception and that its common stock will continue to be listed on The Nasdaq Capital Market.

On October 17, 2024, the Company received a second deficiency letter from the Listing Qualifications Department of The Nasdaq Stock Market stating that, for the preceding 30 consecutive business days, the closing bid price for Aspira common stock was below the minimum $1.00 per share requirement for continued inclusion on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(2). As provided in the Nasdaq rules, the Company has 180 calendar days, or until April 15, 2025, to regain compliance with the Minimum Bid Price Rule. The Company may achieve compliance during this period if the closing bid price of Aspira common stock is at least $1.00 per share for a minimum of 10 consecutive business days. If the Company fails to regain compliance on or prior to April 15, 2025, the Company may be eligible for an additional 180-calendar day compliance period, which would extend the deadline until October 12, 2025. There is no assurance that the Company will be able to regain compliance by the April 15, 2025 deadline or the additional 180-calendar day extended deadline, and there is no assurance that the Company will otherwise maintain compliance with this or any of the other Nasdaq continued listing requirements.

On February 11, 2025, the Company received written notice from the Nasdaq Stock Market, LLC (“Nasdaq”) that based on the closing bid price per share immediately preceding entering into a binding agreement to issue the securities for the Private Placement of $1.47 per share plus $0.125 attributable to the value of the warrants, the market value of the transaction for purposes of Listing Rule 5625(c) was $1.595. Since the shares and warrants sold in the private placement were issued below the market value, and the Company failed to obtain shareholder approval, the Company violated Listing Rule 5635(c). Accordingly, this matter served as an additional basis for delisting the Company’s securities from The Nasdaq Stock Market.

Subsequently, on February 11, 2025, the Company completed amendments to the warrants prohibiting exercise until shareholder approval has been obtained. As a result, the Staff of Nasdaq has determined that the Company has regained compliance with Listing Rule 5635(c) and subject to the disclosure requirements below, this matter is now closed.

Basis of Consolidation	Basis of Consolidation The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions have been eliminated in consolidation.
Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in accordance with generally accepted accounting principles in the U.S. (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The primary estimates underlying the Company’s consolidated financial statements include assumptions regarding revenue recognition as well as variables used in calculating the fair value of the Company’s equity awards, warrants, income taxes and contingent liabilities. Changes in estimates and assumptions are reflected in reported results in the period in which they become known. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid investments with maturities of three months or less from the date of purchase, which are readily convertible into known amounts of cash and are so near to their maturity that they present an insignificant risk of changes in value because of interest rate changes. Highly liquid investments that are considered cash equivalents include money market funds.

Restricted Cash	Restricted Cash Restricted cash consists of a security deposit for a credit card financing arrangement. The restriction on the cash was removed when the Company closed its credit card account.
Fair Value Measurements

Fair Value Measurements

Accounting Standards Codification (“ASC”) Topic 820, Fair Value and Measurements (“ASC 820”), defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

If a financial instrument uses inputs that fall within different levels of the hierarchy, the instrument will be categorized based upon the lowest level of input that is significant to the fair value calculation.

Financial instruments of the Company consist primarily of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, debt and warrant liabilities.

The estimated fair value of financial instruments has been determined using available market information or other appropriate valuation methodologies. However, considerable judgment is required in interpreting market data to develop estimates of fair value; therefore, the estimates are not necessarily indicative of the amounts that could be realized or would be paid in a current market exchange. The effect of using different market assumptions and/or estimation methodologies may be material to the estimated fair value amounts.

Cash and cash equivalents, restricted cash, accounts receivable, and accounts payable are considered Level 1 and are carried at cost due to their short-term nature and their market interest rates. Warrant liabilities are considered Level 2 and are recorded at fair value at the end of each reporting period. Debt is considered Level 3, which the Company does not record at fair value. The carrying value of debt approximates fair value due to its interest rate approximating market rates of interest available to the Company for similar instruments.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents and accounts receivable. The Company maintains cash and cash equivalents in recognized financial institutions in the United States. The funds are insured by the FDIC up to a maximum of $250,000 but are otherwise unprotected. The Company has not experienced any losses associated with deposits of cash and cash equivalents. The Company does not invest in derivative instruments or engage in hedging activities.

Accounts Receivable

Accounts Receivable

Virtually all accounts receivable are derived from sales made to customers located in North America. The Company grants credit to customers in the normal course of business and the resulting trade receivables are stated at their net realizable value. The Company maintains an allowance for credit losses based upon the expected collectability of accounts receivable, such as the historical collection cycle. Amounts are written off against the allowances for credit losses when the Company determines that a customer account is not collectable. We believe our exposure to concentrations of credit risk is limited due to the diversity of our payer base.

Inventory

Inventory

The Company has inventory consisting primarily of kit inventory for specimen delivery as well as reagents used for specimen testing and miscellaneous inventory such as pipettes, gloves and other non-reagent items.

At each reporting period the Company reviews its inventories for obsolescence and writes down obsolete or otherwise unmarketable inventory to its estimated net realized value, which is primarily related to kit inventory when kits expire. Inventory is valued at cost using the first-in-first-out method.

Property and Equipment

Property and Equipment

Property and equipment are carried at cost less accumulated depreciation and amortization. Property and equipment are depreciated when placed into service using the straight-line method over the estimated useful lives, generally three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of the estimated useful life of the asset or the remaining term of the lease. Maintenance and repairs are charged to operations as incurred. Upon sale or retirement of assets, the cost and related accumulated depreciation are removed from the balance sheet and the resulting gain or loss is reflected in operations.

Property and equipment are reviewed for impairment when events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. If property and equipment are considered to be impaired, an impairment loss is recognized.

Revenue Recognition

Revenue Recognition

Product Revenue - OvaSuite: The Company recognizes product revenue in accordance with the provisions of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). Product revenue is recognized upon completion of the OvaSuite test and delivery of results to the physician based on estimates of amounts that will ultimately be realized. In determining the amount of revenue to be recognized for a delivered test result, the Company considers factors such as payment history and amount, payer coverage, whether there is a reimbursement contract between the payer and the Company, and any developments or changes that could impact reimbursement. These estimates require significant judgment by management as the collection cycle on some accounts can be as long as one year. The effect of any change made to an estimated input component and, therefore revenue recognized, would be recorded as a change in estimate at the time of the change.

The Company also reviews its patient account population and determines an appropriate distribution of patient accounts by payer (i.e., Medicare, patient pay, other third-party payer, etc.) into portfolios with similar collection experience. The Company has elected this practical expedient that, when evaluated for collectability, results in a materially consistent revenue amount for such portfolios as if each patient account were evaluated on an individual contract basis. During the years ended December 31, 2024 and 2023, there were no adjustments to estimates of variable consideration to derecognize revenue for services provided in a prior period; however, additional revenue of approximately $4,000 and $87,000 was recognized during the years ended December 31, 2024 and 2023, respectively. There were no impairment losses on accounts receivable recorded during the years ended December 31, 2024 and 2023.

Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred. Research and development costs consist primarily of payroll and related costs, materials and supplies used in the development of new products, and fees paid to third parties that conduct certain research and development activities on behalf of the Company. In addition, acquisitions of assets to be consumed in research and development, with no alternative future use, are expensed as incurred as research and development costs. Software development costs incurred in the research and development of new products are expensed as incurred until technological feasibility is established.

Patent Costs

Patent Costs

Costs incurred in filing, prosecuting and maintaining patents (principally legal fees) are expensed as incurred and recorded within general and administrative expenses on the Company’s consolidated statements of operations. Such costs aggregated to approximately $274,000 and $341,000 for the years ended December 31, 2024 and 2023, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company records the fair value of non-cash stock-based compensation costs for stock options related to the 2019 Stock Incentive Plan (“2019 Plan”). The Company estimates the fair value of stock options using a Black-Scholes option valuation model. This model requires the input of subjective assumptions including expected stock price volatility, expected life and estimated forfeitures of each award. These assumptions consist of estimates of future market conditions, which are inherently uncertain, and therefore are subject to management’s judgment. The Company uses the straight-line method to amortize the fair value over the requisite service period of the award, which is generally equal to the vesting period.

The expected life of options is based on historical data of actual experience with the options granted and represents the period of time that the options granted are expected to be outstanding. This data includes employees’ expected exercise and post-vesting employment termination behaviors. The expected stock price volatility is estimated using Company historical volatility in deriving the expected volatility assumption. The Company made an assessment that Company historic volatility is most representative of future stock price trends. The expected dividend yield is based on the estimated annual dividends that are expected to be paid over the expected life of the options as a percentage of the market value of the Company’s common stock as of the grant date. The risk-free interest rate for the expected life of the options granted is based on the United States Treasury yield curve in effect as of the grant date. The Company records stock-based compensation net of estimated forfeitures.

2023 Reverse Stock Split

2023 Reverse Stock Split

At the Company’s annual meeting on May 9, 2023, the stockholders of the Company approved the proposal to authorize the board of directors in its discretion, without further authorization of the Company’s stockholders, to amend the Company’s Certificate of Incorporation to effect a reverse split of the Company’s common stock by a ratio of between one-for-ten and one-for-twenty. On May 9, 2023, the Company’s board of directors approved a one-for-fifteen reverse stock split of the Company’s common stock without any change to its par value, which became effective on May 12, 2023. All references to share and per share amounts for all periods presented in these consolidated financial statements have been retrospectively restated to reflect the Reverse Stock Split and proportional adjustment of the preferred stock conversion ratio. Par values were not adjusted.

Government Assistance

Government Assistance

On March 27, 2020, the U.S. government enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). One provision within the CARES Act provided an Employee Retention Credit (“ERC”), which allows for employers to claim a refundable tax credit against the employer share of Social Security tax equal to 50% of the qualified wages paid to employees from March 13, 2020 through December 31, 2020. The ERC was subsequently expanded in 2021 for employers to claim a refundable tax credit for 70% of the qualified wages paid to employees from January 1, 2021 through September 30, 2021.

The Company qualified for federal government assistance through the ERC. During the years ended December 31, 2024 and 2023, the Company received approximately $38,000 and $347,000, respectively, from the Internal Revenue Service for payroll tax refunds for 2020. The Company recorded the receipt as other income in its consolidated statements of operations.

In October 2024, the Company was selected as an awardee of a federal health an initiative to address critical unmet challenges in women’s health, champion transformative innovations, and tackle health conditions that uniquely or disproportionately affect women. Under this initiative, the Company expects to receive up to $10,000,000 in milestone-based funding over two years to develop its multi-marker blood test to aid in the detection of endometriosis. The test will rely on an AI-powered algorithm that combines protein and microRNA biomarkers and patient data, and leverage technology that the Company pioneered for its ovarian cancer risk assessment blood tests.

The Company met the first milestone for payment in the fourth quarter of 2024 and received a payment of $2,000,000. The award also provides for access to a team of subject matter experts and advisors to support the successful completion and commercial launch of the test before the end of the two-year contract term. The Company will work with a Program Manager in the design, development, and commercial launch of this first-of-its kind endometriosis diagnostic test.

Applying guidance from IAS 20, the Company accounts for each milestone in the contract as an individual obligation. The Company recognizes income when there is reasonable assurance that the entity will meet the conditions and that the grant will be received. Notwithstanding Aspira’s adoption of IAS 20 deferred income approach, due to the uncertainty posed by the current political climate, particularly with respect to government awards, Aspira will recognize income for each milestone only upon receipt of payments. During the year ended December 31, 2024, the Company recorded other income of $2,000,000 in its consolidated statement of operations related to the award.

Contingencies

Contingencies

The Company accounts for contingencies in accordance with ASC 450 Contingencies (“ASC 450”) which requires that an estimated loss from a loss contingency be accrued when (i) information available prior to issuance of the financial statements indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the financial statements and (ii) when the amount of the loss can be reasonably estimated. Accounting for contingencies such as legal and contract dispute matters requires the use of management’s judgment. Management believes that the Company’s accruals for these matters are adequate. Nevertheless, the actual loss from a loss contingency might differ from management’s estimates.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and the tax bases of assets and liabilities using the current tax laws and rates. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts more likely than not expected to be realized.

ASC Topic 740, Accounting for Uncertainty in Income Taxes, clarifies the accounting for uncertainty in income taxes recognized in the financial statements and provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. This interpretation also provides guidance on measurement, derecognition, classification, interest and penalties, accounting in interim periods, and disclosure.

The Company recognizes interest and penalties related to unrecognized tax benefits within the interest expense line and other expense line, respectively, in its consolidated statements of operations. Accrued interest and penalties are included within the related liability lines in the Company’s consolidated balance sheet.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding during the period. Diluted loss per share is computed by dividing the net loss by the weighted average number of shares of common stock adjusted for the dilutive effect of common stock equivalent shares outstanding during the period. Common stock equivalents consist of stock options, restricted stock units and stock warrants. Common equivalent shares are excluded from the computation in periods in which they have an anti-dilutive effect on earnings per share.

Leases

Leases

The Company determines if a contract, at its inception, is a lease or contains a lease based on whether the contract conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. To determine whether a contract conveys the right to control the use of an identified asset for a period of time, the Company assesses whether, throughout the period of use, it has both the right to obtain substantially all of the economic benefits from use of the identified asset, and the right to direct the use of the identified asset.

Lease classification, recognition, and measurement are then determined at the lease commencement date. For arrangements that contain a lease the Company (i) identifies lease and non-lease components, (ii) determines the consideration in the contract, (iii) determines whether the lease is an operating or financing lease; and (iv) recognizes lease right-of-use assets and liabilities. Lease liabilities and their corresponding right-of-use assets are recorded based on the present value of lease payments over the expected lease term. The interest rate implicit in lease contracts is typically not readily determinable and as such, the Company uses an incremental borrowing rate based on the information available at the lease commencement date, which represents a rate that would be incurred to borrow, on a collateralized basis, over a similar term, an amount equal to the lease payments in a similar economic environment.

The Company enters into contracts that contain both lease and non-lease components. Non-lease components may include items such as maintenance, utilities, or other operating costs. For leases of real estate, the Company combines the lease and associated non-lease components in its lease arrangements as a single lease component. Variable costs, such as utilities or maintenance costs, are not included in the measurement of right-of-use assets and lease liabilities, but rather are expensed when the event determining the amount of variable consideration to be paid occurs.

Additionally, the Company has elected the short-term lease exemption and, therefore, does not recognize a right-of-use asset or corresponding liability for lease arrangements with an original term of 12 months or less.

Operating leases are included in right-of-use operating assets, current lease liabilities, and noncurrent lease liabilities in the consolidated balance sheets as of December 31, 2024 and 2023.

Segment Reporting

Segment Reporting

The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer. The Company views its operations and manages its business in a single operating segment, which is the discovery, development, and commercialization of noninvasive diagnostic tests. As a result, the CODM evaluates the business on a consolidated basis. The Company’s CODM uses the net loss that is reported on the Company’s consolidated statement of operations as a consolidated net loss for the purpose of allocating resources. The Company also monitors its cash and cash equivalents as reported on its consolidated balance sheets to determine its liquidity needs and to allocate resources. For additional information, see Note 12, Segment Information.